Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2015 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend 2015 Fund
Bar Chart Table:
Annual Return 2018	(3.89%)
Annual Return 2019	16.66%
Annual Return 2020	12.52%
Annual Return 2021	7.41%
Annual Return 2022	(14.75%)